Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Cash received from royalties and rents	$ 24,466,594	$ 18,325,585	$ 18,038,369
Cash paid to suppliers and employees	(3,085,319)	(2,916,890)	(2,620,480)
Interest received	20,047	74,076	230,606
NET CASH PROVIDED BY OPERATING ACTIVITIES	21,401,322	15,482,771	15,648,495
INVESTING ACTIVITIES
United States Treasury securities purchased	(8,200,000)	(3,575,000)	(10,000,000)
United States Treasury securities matured	6,400,000	4,525,000	8,900,000
Expenditures for building and equipment	(18,685)	(38,695)	(17,200)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(1,818,685)	911,305	(1,117,200)
FINANCING ACTIVITIES
Distributions paid	(19,500,000)	(16,650,000)	(14,850,000)
NET CASH USED IN FINANCING ACTIVITIES	(19,500,000)	(16,650,000)	(14,850,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	82,637	(255,924)	(318,705)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	668,310	924,234	1,242,939
CASH AND CASH EQUIVALENTS AT END OF YEAR	750,947	668,310	924,234
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income	23,047,811	17,468,842	11,448,504
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	618,991	613,721	601,769
Net periodic pension cost (Note 7)	489,733	413,292	533,190
Pension contribution (Note 7)	(551,124)	(577,839)	(410,000)
Net (increase) decrease in assets:
Accrued interest	(28,183)	(658)	72,586
Royalties receivable	(1,871,065)	(2,465,487)	3,429,446
Prepaid expenses	2,409
Mineral and surface lands	(352,650)		(60,000)
Net increase (decrease) in liabilities:
Accounts payable and accrued expenses	17,300	(600)	7,800
Deferred compensation	28,100	31,500	25,200
NET CASH PROVIDED BY OPERATING ACTIVITIES	$ 21,401,322	$ 15,482,771	$ 15,648,495